Consolidated Statements of Comprehensive Income(Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Loss for the year	[1]	€ (37,427)	€ (56,395)	€ (23,606)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss		70		(107)
Remeasurements of post employment benefit obligations, net of tax		70		(107)
Items that may be subsequently reclassified to profit or loss		(1,194)	(769)	277
Currency translation differences		(1,194)	(769)	277
Other comprehensive income / (loss) for the year, net of tax		(1,124)	(769)	170
Total comprehensive gain/(loss) for the year		(38,551)	(57,164)	(23,436)
Total Comprehensive loss for the year attributable to Equity Holders		€ (38,551)	€ (57,164)	€ (23,436)

[1]	For 2018, 2017 and 2016, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.